Summary Of Significant Accounting Policies (Schedule Of Weighted Average Lives Of Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2011 years
Buildings And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	10.1
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	14.4
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	5.6
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	5.0
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment, years	4.7